Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive (Loss)/Income - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	£ 4,930	£ 8,882	£ 14,639	£ 17,649
Cost of sales	(7,530)	(6,742)	(22,696)	(21,468)
Gross (loss)/profit	(2,600)	2,140	(8,057)	(3,819)
Research and development expenses	(27,234)	(32,608)	(75,906)	(99,013)
General and administrative expenses	(25,298)	(11,141)	(45,529)	(33,689)
Foreign exchange (losses)/gains	(2,221)	3,272	(1,294)	1,628
Other income	2,577	1,116	9,793	5,554
Operating loss	(54,776)	(37,221)	(120,993)	(129,339)
Finance income	3,363	4,436	11,067	12,213
Finance expenses	(277)	(263)	(839)	(799)
Share of loss of joint venture	(488)	(535)	(1,412)	(1,149)
Loss before taxation	(52,178)	(33,583)	(112,177)	(119,074)
Income tax benefit	45	2,369	2,799	14,246
Loss for the period	(52,133)	(31,214)	(109,378)	(104,828)
Items that may be reclassified to profit or loss
Foreign currency (loss)/gain on translation of foreign operations	(1,056)	546	(2,220)	(1,135)
Total other comprehensive (loss)/income for the period, net of tax	(1,056)	546	(2,220)	(1,135)
Total comprehensive loss for the period	£ (53,189)	£ (30,668)	£ (111,598)	£ (105,963)
Basic loss per share (GBP per share)	£ (0.40)	£ (0.25)	£ (0.86)	£ (0.85)
Diluted loss per share (GBP per share)	£ (0.40)	£ (0.25)	£ (0.86)	£ (0.85)